SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2021
SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment

Building	35-64 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

Trade name and domain names	1-10 years
Copyrights and teaching materials	3-10 years
User base and customer relationships	3-7 years
Technology	4-6 years
Partnership agreements and school cooperation agreements	4-6 years
Licenses	2-9 years
Others	1-7 years

Disaggregation of Revenue

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021
Disaggregation of net revenues
-Small class tutoring services, personalized premium services and others	$2,223,347	$2,655,323	$3,221,161
-Online education services through www.xueersi.com	339,637	617,985	1,274,594

Total	$2,562,984	$3,273,308	$4,495,755